Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000098257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.53%	6.94%	5.96%
C000051328 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F Shares — including sales load
Average Annual Return, Percent	7.16%	6.46%	5.59%
C000024659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares — including sales load
Average Annual Return, Percent	7.44%	5.87%	5.07%
C000024657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — including sales load
Average Annual Return, Percent	3.34%	5.48%	5.10%
Without Sales Load [Member] | C000051328 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F Shares — excluding sales load
Average Annual Return, Percent	9.25%	6.67%	5.69%
Without Sales Load [Member] | C000024659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares — excluding sales load
Average Annual Return, Percent	8.44%	5.87%	5.07%
Without Sales Load [Member] | C000024657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — excluding sales load
Average Annual Return, Percent	9.32%	6.68%	5.70%
Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	7.03%	6.56%	5.69%
Morningstar Moderately Conservative Allocation Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Category Average
Average Annual Return, Percent	10.49%	6.03%	5.30%
Bloomberg US Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.63%